Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Disclosure of Significant Revenue
The Company’s significant revenue streams consist of the following:

	Year ended December 31
	2019	2018
Crude Oil	$357	$337
NGLs	16	32
Natural gas	35	50

Production revenues	$408	$419
Processing fees	8	11
Other income	2	14

Oil and natural gas sales and other income	$418	$444